SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Value-added taxes, Subsidy income, Statutory reserves, Earnings per share, Warrants and Earnout shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 03, 2023
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Maximum rate of value-added tax	13.00%
Subsidy income	$ 266	$ 791,959	$ 1,375,447
Income allocated to statutory reserves	$ 80,000.00	$ 100,000	$ 1,400,000
Dilutive securities	72,896	0	0
Number of shares as earnout shares	8,823,529
Earnout shares issued to related party	1,350,000
Exercise price of warrants				$ 11.5
ExcelFin Public Warrants
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of warrants exercisable	11,500,000
Number of shares per warrant	1
Exercise price of warrants	$ 11.5